Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2019
Goodwill and Other Intangible Assets

(6) Goodwill and Other Intangible Assets

The majority of our identified intangibles are in the form of amortizable core deposit premium.  A small portion of the fully amortized identified intangibles represent identified intangibles in the acquisition of the rights to the insurance agency contracts of InsCorp, Inc., acquired in 2008. Information on our identified intangible assets follows:

	Carrying	Accumulated
	Amount	Amortization	Net
	(Dollars in Thousands)
December 31, 2019:
Core deposit premium	$58,675	$58,675	$—
Identified intangible (contract rights)	2,022	2,022	—
Total identified intangibles	$60,697	$60,697	$—
December 31, 2018:
Core deposit premium	$58,675	$58,675	$—
Identified intangible (contract rights)	2,022	2,022	—
Total identified intangibles	$60,697	$60,697	$—

Amortization expense of intangible assets was $0, $0 and $25 for the years ended December 31, 2019, 2018 and 2017.

There were no changes in the carrying amount of goodwill for the years ended December 31, 2019 and 2018.